Investment in Associate	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investment in Associate
Note 11—Investment in Associate
Visen Pharmaceuticals (“Visen”) was formed in November 2018. The Company has granted Visen exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China (the “Territory”), and as consideration for the granting of such rights has received a 50% ownership of Visen. The other investors contributed, in aggregate, $40.0 million in cash as their consideration for remaining 50% ownership.
Visen is a private entity not listed on any public exchange, with business activities within development, manufacturing and commercialization of endocrinology rare disease therapies in the Territory. The Company’s interest in Visen is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.
The following table illustrates the summarized relevant financial information of our investment in Visen:

Visen Pharmaceuticals
Principal place of business	China
Ownership	50%

	2019	2018
	(EUR’000)
Profit or loss
Profit / (loss) for the yea r	(16,226)	(642)
Financial position
Non-current assets	23,291	34,819
Current assets	32,446	34,155
Non-current liabilities	250	—
Current liabilities	1,667	9
Equity	53,820	68,965
Company’s share of equity before eliminations	26,910	34,483
Elimination of internal profit recognized at December 31	(11,372)	(17,400)
Company’s share of equity	15,538	17,083
Investment in associate at December 31	15,538	17,083
Revenue from Visen, recognized in the consolidated statement of profit

or
loss
for 2019 and 2018, was €13.4 million and €10.5 million, respectively.
Trade receivable balance with Visen
at December 31,
2019 and 2018 was €0.8 million and €0.0 million, respectively.
Visen requires the Company’s consent to distribute dividend
s
and incur indebtedness outside the normal course of business. At the reporting date, the Company has not given such consent.
Visen had no contingent liabilities or capital commitments as of
December 31, 2019 or December 31, 2018. At the date these consolidated financial statements are authorized for use, no events have occurred after the reporting
date that would influence the evaluation of these consolidated financial statements
. Please refer to Note 21 regarding subsequent events
.